Property and Equipment, Net - Additional Information (Detail) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Capitalized cost of property and equipment		$ 879,000					$ 879,000			$ 879,000		$ 859,000
Capitalized cost of property and equipment not in use		499,000	$ 499,000			$ 499,000	699,000			499,000	$ 699,000
Depreciation expense		$ 17,000		$ 15,000			$ 30,000	$ 30,000		$ 55,000		$ 60,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 14,000		$ 35,000		$ 27,000	$ 70,000			$ 117,000		$ 177,000